CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (43,869,825)	$ (32,172,344)	$ (39,010,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	5,762,384	909,904	1,939,326
Depreciation and amortization	1,864,739	2,352,797	2,768,122
Allowance for doubtful advance to suppliers	452,774	1,333,519	1,371,650
Impairment of intangible assets		2,034,791
Loss (gain) from disposal of VIE and VIE's subsidiaries		(895)	28,878
Loss from disposal of property and equipment	149,779	123,470	533,190
Changes in operating assets and liabilities:
Accounts receivable	446,314	(643,796)	718,795
Prepaid expenses and other current assets	2,294,916	(6,329,424)	2,284,487
Accounts payable	9,650,054	(4,272,818)	3,123,431
Advance from customers	(5,355,453)	6,971,363	5,603,253
Amount due to related parties	(256,415)
Accrued expenses and other current liabilities	(3,099,327)	1,031,371	6,062,110
Income tax payable			1,508
Deferred income taxes		(91,254)	(70,991)
Net cash used in operating activities	(31,960,060)	(28,753,316)	(14,646,717)
Cash flows from investing activities:
Purchase of property and equipment	(590,333)	(646,953)	(1,151,470)
Payments for acquisition of business (net of cash acquired of nil, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively)			(285,089)
Proceeds from disposal of property and equipment			91,715
Proceeds from disposal of VIE and VIE's subsidiaries (net of cash disposed of $3,370, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively)		895	900
Amounts due to related parties	3,799	211,387	(664,074)
Restricted cash		2,500,000	5,000,000
Net cash provided by/ (used in) investing activities	(586,534)	2,065,329	2,991,982
Cash flows from financing activities:
Proceeds from issuance of Series B convertible redeemable preferred shares (net of issuance cost of $31,153)			12,468,847
Amount due to related party	36,291,479	24,587,142	1,077,387
Subscription received	3,000
Proceeds from short-term loan		1,626,610
Proceeds from third party loan			4,397,602
Repayments for third party loans		(1,200,438)	(2,247,075)
Payments for IPO costs	(874,628)
Repayments of short-term loan	(1,651,880)	(2,277,254)	(3,898,821)
Net cash provided by financing activities	33,767,971	22,736,060	11,797,940
Effect of exchange rate changes	5,490	123,858	(226,935)
(Decrease)/Increase in cash	1,226,867	(3,828,069)	(83,730)
Cash and cash equivalents, beginning of the year	419,305	4,247,374	4,331,104
Cash and cash equivalents, end of the year	1,646,172	419,305	4,247,374
Supplement disclosure of cash flow information:
Income taxes paid		2,727	817
Interest paid	$ 104,084	$ 136,655	$ 244,930